PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		£ 8,515
Change in fair value of investment properties		8
Ending Balance		9,467	£ 8,515
The Group [member] | Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		35
Ending Balance		15	35
The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		981
Ending Balance		963	981
The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,696
Ending Balance		2,454	2,696
The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,803
Ending Balance		4,426	4,803
The Group [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]
Ending Balance	[1]	1,609
The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,940
Ending Balance		3,594	2,940
The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		588
Ending Balance		582	588
The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,352
Ending Balance		2,144	2,352
The Bank [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]
Ending Balance	[1]	868
Gross carrying amount [member] | The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		14,478
Exchange and other adjustments		7
Additions		2,512
Expenditure on investment properties (see below)		11
Change in fair value of investment properties		(8)
Disposals		(2,203)
Ending Balance		14,797	14,478
Gross carrying amount [member] | The Group [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		12,823	13,396
Exchange and other adjustments			9
Additions			2,341
Expenditure on investment properties (see below)			17
Disposals			(2,784)
Disposal of business			(156)
Ending Balance			12,823
Gross carrying amount [member] | The Group [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 49)				£ 1,655
Gross carrying amount [member] | The Group [member] | Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		35
Expenditure on investment properties (see below)		11
Change in fair value of investment properties		(8)
Disposals		(23)
Ending Balance		15	35
Gross carrying amount [member] | The Group [member] | Investment property [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		35	50
Expenditure on investment properties (see below)			17
Disposals			(32)
Ending Balance			35
Gross carrying amount [member] | The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,180
Exchange and other adjustments		3
Additions		118
Disposals		(243)
Ending Balance		1,058	1,180
Gross carrying amount [member] | The Group [member] | Buildings [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,180	1,763
Additions			71
Disposals			(643)
Disposal of business			(11)
Ending Balance			1,180
Gross carrying amount [member] | The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,966
Exchange and other adjustments		4
Additions		518
Disposals		(231)
Ending Balance		5,257	4,966
Gross carrying amount [member] | The Group [member] | Other property, plant and equipment [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,966	5,055
Additions			516
Disposals			(571)
Disposal of business			(34)
Ending Balance			4,966
Gross carrying amount [member] | The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,642
Additions		1,693
Disposals		(1,681)
Ending Balance		6,654	6,642
Gross carrying amount [member] | The Group [member] | Property, plant and equipment subject to operating leases [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,642	6,528
Exchange and other adjustments			9
Additions			1,754
Disposals			(1,538)
Disposal of business			(111)
Ending Balance			6,642
Gross carrying amount [member] | The Group [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	1,655
Exchange and other adjustments	[1]
Additions	[1]	183
Expenditure on investment properties (see below)	[1]
Change in fair value of investment properties	[1]
Disposals	[1]	(25)
Ending Balance	[1]	1,813	1,655
Gross carrying amount [member] | The Group [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 49)	[1]			1,655
Gross carrying amount [member] | The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		8,425
Exchange and other adjustments		21
Additions		660
Disposals		(497)
Ending Balance		8,609	8,425
Gross carrying amount [member] | The Bank [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		7,542	7,928
Exchange and other adjustments			12
Additions			509
Disposals			(907)
Ending Balance			7,542
Gross carrying amount [member] | The Bank [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 49)				883
Gross carrying amount [member] | The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,275
Exchange and other adjustments		21
Additions		62
Disposals		(271)
Ending Balance		1,087	1,275
Gross carrying amount [member] | The Bank [member] | Buildings [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,275	1,626
Exchange and other adjustments			14
Additions			57
Disposals			(422)
Ending Balance			1,275
Gross carrying amount [member] | The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,267
Additions		484
Disposals		(210)
Ending Balance		6,541	6,267
Gross carrying amount [member] | The Bank [member] | Other property, plant and equipment [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,267	6,172
Exchange and other adjustments			(6)
Additions			452
Disposals			(351)
Ending Balance			6,267
Gross carrying amount [member] | The Bank [member] | Property, plant and equipment subject to operating leases [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance			130
Exchange and other adjustments			4
Disposals			(134)
Ending Balance
Gross carrying amount [member] | The Bank [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	883
Exchange and other adjustments	[1]
Additions	[1]	114
Expenditure on investment properties (see below)	[1]
Change in fair value of investment properties	[1]
Disposals	[1]	(16)
Ending Balance	[1]	981	883
Gross carrying amount [member] | The Bank [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 49)	[1]			£ 883
Accumulated depreciation, amortisation and impairment [member] | The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,308	4,334
Exchange and other adjustments		(33)	4
Depreciation charge for the year		2,040	1,849
Disposals		(985)	(1,757)
Disposal of business			(122)
Ending Balance		5,330	4,308
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		199	711
Depreciation charge for the year		121	121
Disposals		(225)	(628)
Disposal of business			(5)
Ending Balance		95	199
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,270	2,117
Exchange and other adjustments		(1)
Depreciation charge for the year		710	713
Disposals		(176)	(534)
Disposal of business			(26)
Ending Balance		2,803	2,270
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,839	1,506
Exchange and other adjustments		(33)	4
Depreciation charge for the year		1,006	1,015
Disposals		(584)	(595)
Disposal of business			(91)
Ending Balance		2,228	1,839
Accumulated depreciation, amortisation and impairment [member] | The Group [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Exchange and other adjustments	[1]	1
Depreciation charge for the year	[1]	203
Disposals	[1]
Ending Balance	[1]	204
Accumulated depreciation, amortisation and impairment [member] | The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,602	4,676
Exchange and other adjustments		11	1
Depreciation charge for the year		825	703
Disposals		(423)	(778)
Ending Balance		5,015	4,602
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		687	1,023
Exchange and other adjustments		8	5
Depreciation charge for the year		67	62
Disposals		(257)	(403)
Ending Balance		505	687
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,915	3,632
Exchange and other adjustments			(4)
Depreciation charge for the year		648	639
Disposals		(166)	(352)
Ending Balance		4,397	3,915
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance			21
Depreciation charge for the year			2
Disposals			£ (23)
Ending Balance
Accumulated depreciation, amortisation and impairment [member] | The Bank [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Exchange and other adjustments	[1]	3
Depreciation charge for the year	[1]	110
Disposals	[1]
Ending Balance	[1]	£ 113

[1]	Primarily premises.